Offerings	Sep. 23, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.450% Senior Notes due 2029
Amount Registered | shares	1,750,000,000
Proposed Maximum Offering Price per Unit	0.99989
Maximum Aggregate Offering Price	$ 1,749,807,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 241,648.42
Offering Note	Certain subsidiaries of Sysco Corporation fully and unconditionally guarantee the notes. In accordance with Rule 457(n) under the Securities Act, no separate registration fee is required with respect to the guarantees.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.600% Senior Notes due 2031
Amount Registered | shares	2,000,000,000
Proposed Maximum Offering Price per Unit	0.99927
Maximum Aggregate Offering Price	$ 1,998,540,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 275,998.37
Offering Note	See Note:1
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.800% Senior Notes due 2033
Amount Registered | shares	1,500,000,000
Proposed Maximum Offering Price per Unit	0.99841
Maximum Aggregate Offering Price	$ 1,497,615,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 206,820.63
Offering Note	See Note: 1
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.950% Senior Notes due 2036
Amount Registered | shares	2,000,000,000
Proposed Maximum Offering Price per Unit	0.99654
Maximum Aggregate Offering Price	$ 1,993,080,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 275,244.35
Offering Note	See Note: 1
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.400% Senior Notes due 2046
Amount Registered | shares	1,000,000,000
Proposed Maximum Offering Price per Unit	0.99476
Maximum Aggregate Offering Price	$ 994,760,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 137,376.36
Offering Note	See Note: 1
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.500% Senior Notes due 2056
Amount Registered | shares	1,750,000,000
Proposed Maximum Offering Price per Unit	0.99856
Maximum Aggregate Offering Price	$ 1,747,480,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 241,326.99
Offering Note	See Note: 1
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.600% Senior Notes due 2066
Amount Registered | shares	750,000,000
Proposed Maximum Offering Price per Unit	0.99846
Maximum Aggregate Offering Price	$ 748,845,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 103,415.49
Offering Note	See Note: 1